Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of intangible assets	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Land use rights [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of intangible assets [Line Items]
Intangible assets, Useful Life	50 years	50 years
Non-patented technology [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of intangible assets [Line Items]
Intangible assets, Useful Life	10 years	10 years